Restructuring	12 Months Ended
May 31, 2014
Restructuring

NOTE B — RESTRUCTURING

We record restructuring charges associated with management-approved restructuring plans to either reorganize one or more of our business segments, or to remove duplicative headcount and infrastructure associated with our businesses. Restructuring charges can include severance costs to eliminate a specified number of employees, infrastructure charges to vacate facilities and consolidate operations, and contract cancellation costs. Restructuring charges are recorded based upon planned employee termination dates and site closure and consolidation plans. The timing of associated cash payments is dependent upon the type of restructuring charge and can extend over a multi-year period. We record the short-term portion of our restructuring liability in Other accrued liabilities and the long-term portion, if any, in Other long-term liabilities in our Consolidated Balance Sheets.

Fiscal 2013 Plans

In May 2013, we approved a restructuring plan for one of our consumer operating segments designed to eliminate duplicative processes and overhead and to exit certain processes and product lines. This restructuring plan allows management to refocus its attention on faster growing brands within the consumer operating segment. In connection with this plan, we recorded aggregate charges of approximately $15.6 million during the year ended May 31, 2013, of which approximately $8.2 million related to the elimination of 133 positions and approximately $7.4 million resulted from the shutdown of two manufacturing facilities. The facilities have been closed and are awaiting sale. Related severance payments will be paid in full by approximately the third quarter of fiscal 2015. In addition, there were approximately $3.9 million of inventory markdowns, which were reflected in Cost of Sales in our Consolidated Statements of Income during the year ended May 31, 2013.

Additionally, one of our industrial operating businesses adopted a restructuring plan designed to simplify business processes, accelerate innovation and deliver better results for customers, employees and stockholders. This plan eliminated approximately 34 positions. Severance payments will be paid out in full generally by the first half of fiscal 2015. In connection with the plan, we recorded aggregate charges of approximately $4.5 million during the year ended May 31, 2013, all of which relates to workforce reductions.

The following table includes the changes in our accrued restructuring balances:

(In thousands)	Employee Severance	Other	Total
Balance at May 31, 2013	$12,656	$397	$13,053
Charge to expense	(243)	—	(243)
Cash payments	(10,688)	(40)	(10,728)
Noncash and foreign exchange impacts	357	24	381

Balance at May 31, 2014	$2,082	$381	$2,463